INVESTMENT IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Disclosure of information about consolidated structured entities
The following table provides information about our partnership’s investments in associates and joint ventures as of December 31, 2025 and December 31, 2024.

	Effective Ownership Interest (%) as of
Defined Name	December 31, 2025	December 31, 2024
Utilities
Brazilian electricity transmission operation	15%	15%
Australian smart meter business	13%	13%
South Korean industrial gas business	25%	—%
Transport
Brazilian toll road business	45%	45%
Brazilian rail and port logistics business	21%	21%
U.S. LNG export terminal	6%	6%
Global intermodal logistics operation(1)	34%	—%
Data
French telecom operation	21%	21%
Latin American data center operation	12%	12%
Indian data center business	8%	8%
Australian data distribution business	12%	12%
U.S. semiconductor manufacturing facility	13%	13%
European telecom tower operation	6%	6%
North American hyperscale data center platform	15%	15%
European hyperscale data center platform(1)	18%	—%

(1)Investment in associate relates to subsidiaries held within our Global intermodal logistics operation and European hyperscale data center platform.

Disclosure of ownership interest, voting interest, and carrying value of joint ventures
The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	2025	2024
Balance at beginning of year	$5,672	$5,402
Share of earnings for the year	627	439
Foreign currency translation and other	706	(542)
Share of other comprehensive income	(372)	361
Distributions(7)	(1,112)	(283)
Disposition of interest (2),(3),(4),(5),(6)	(1,557)	(55)
Acquisitions(1),(8),(9),(10),(11)	2,413	350
Balance at end of year	$6,377	$5,672

(1)On April 18, 2024, Brookfield Infrastructure completed the acquisition of an additional 10% interest in our Brazilian rail and port logistics business, for total consideration of approximately $350 million, increasing our ownership to approximately 21%.
(2)On December 23, 2024, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Chimarrão Transmissora de Energia S.A, a Brazilian electricity transmission operation, increasing Brookfield Infrastructure’s ownership in Chimarrão to 31%. As a result of governance rights obtained, Brookfield Infrastructure will consolidate Chimarrão effective December 23, 2024. Refer to Note 7. Acquisition of Businesses, for further details.
(3)On March 26, 2025, our global intermodal logistics operation sold its 33% interest in a subsidiary for net proceeds of approximately $120 million to the partnership (see Note 5 - Disposition of Businesses, for further details) and retained a 67% interest as an investment in associate. On September 29, 2025, our global intermodal logistics operation sold a further 33% interest in the portfolio for net proceeds of approximately $425 million ($115 million to the partnership). On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $115 million ($30 million to the partnership) in other income (expense) on the Consolidated Statements of Operating Results.
(4)On April 29, 2025, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Mantiqueira Transmissora de Energia S.A., a Brazilian electricity transmission operation, increasing Brookfield Infrastructure’s ownership in Mantiqueira to 31%. As a result of governance rights obtained, Brookfield Infrastructure consolidated Mantiqueira effective April 29, 2025. Refer to Note 7 - Acquisition of Businesses, for further details.
(5)On May 9, 2025, Brookfield Infrastructure completed the sale of the remaining 25% portion of its U.S. gas pipeline for net proceeds of approximately $400 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $160 million, net of income tax expense, in the Consolidated Statements of Operating Results and approximately $70 million of revaluation gains (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within other items on the Consolidated Statements of Partnership Capital.
(6)During 2025, Brookfield Infrastructure sold its Australian export terminal operation in two transactions, generating total net proceeds of approximately $630 million and recognizing total gains on sale of approximately $165 million, net of income tax expense, in the Consolidated Statements of Operating Results. Accumulated currency translation losses of $63 million were reclassified from accumulated other comprehensive income to the Consolidated Statement of Operating Results.
(7)On September 24, 2025, Brookfield Infrastructure completed the sale of its Australian container terminal operation for net proceeds of approximately $495 million to the partnership, recognizing a gain of approximately $365 million. Accumulated currency translation losses of $12 million were reclassified from accumulated other comprehensive income to the Consolidated Statement of Operating Results.
(8)During the third quarter of 2025, our European hyperscale data center platform sold its 90% interest in a subsidiary for net proceeds of approximately $1.7 billion ($310 million to the partnership) and retained a 10% interest as an investment in associate (see Note 5 - Disposition of Businesses, for further details).
(9)On October 1, 2025, Brookfield Infrastructure sold 34% of its interest in its U.K. port operation for net proceeds of approximately $380 million to the partnership (see Note 5 - Disposition of Businesses, for further details) and retained a 25% interest as an investment in associate.
(10)During the fourth quarter of 2025, Brookfield Infrastructure acquired a South Korean industrial gas business for consideration of approximately $500 million ($125 million to the partnership).
(11)On December 31, 2025 Brookfield Infrastructure funded capital into an escrow account to facilitate the acquisition of a North American railcar leasing platform through a joint venture with GATX Corporation (“GATX”), for proceeds of approximately $900 million ($230 million to the partnership). On January 1, 2026, the capital was released from escrow and Brookfield Infrastructure closed the acquisition.

Disclosure of ownership interest, voting interest, and carrying value of associates
The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	2025	2024
Balance at beginning of year	$5,672	$5,402
Share of earnings for the year	627	439
Foreign currency translation and other	706	(542)
Share of other comprehensive income	(372)	361
Distributions(7)	(1,112)	(283)
Disposition of interest (2),(3),(4),(5),(6)	(1,557)	(55)
Acquisitions(1),(8),(9),(10),(11)	2,413	350
Balance at end of year	$6,377	$5,672

(1)On April 18, 2024, Brookfield Infrastructure completed the acquisition of an additional 10% interest in our Brazilian rail and port logistics business, for total consideration of approximately $350 million, increasing our ownership to approximately 21%.
(2)On December 23, 2024, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Chimarrão Transmissora de Energia S.A, a Brazilian electricity transmission operation, increasing Brookfield Infrastructure’s ownership in Chimarrão to 31%. As a result of governance rights obtained, Brookfield Infrastructure will consolidate Chimarrão effective December 23, 2024. Refer to Note 7. Acquisition of Businesses, for further details.
(3)On March 26, 2025, our global intermodal logistics operation sold its 33% interest in a subsidiary for net proceeds of approximately $120 million to the partnership (see Note 5 - Disposition of Businesses, for further details) and retained a 67% interest as an investment in associate. On September 29, 2025, our global intermodal logistics operation sold a further 33% interest in the portfolio for net proceeds of approximately $425 million ($115 million to the partnership). On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $115 million ($30 million to the partnership) in other income (expense) on the Consolidated Statements of Operating Results.
(4)On April 29, 2025, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Mantiqueira Transmissora de Energia S.A., a Brazilian electricity transmission operation, increasing Brookfield Infrastructure’s ownership in Mantiqueira to 31%. As a result of governance rights obtained, Brookfield Infrastructure consolidated Mantiqueira effective April 29, 2025. Refer to Note 7 - Acquisition of Businesses, for further details.
(5)On May 9, 2025, Brookfield Infrastructure completed the sale of the remaining 25% portion of its U.S. gas pipeline for net proceeds of approximately $400 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $160 million, net of income tax expense, in the Consolidated Statements of Operating Results and approximately $70 million of revaluation gains (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within other items on the Consolidated Statements of Partnership Capital.
(6)During 2025, Brookfield Infrastructure sold its Australian export terminal operation in two transactions, generating total net proceeds of approximately $630 million and recognizing total gains on sale of approximately $165 million, net of income tax expense, in the Consolidated Statements of Operating Results. Accumulated currency translation losses of $63 million were reclassified from accumulated other comprehensive income to the Consolidated Statement of Operating Results.
(7)On September 24, 2025, Brookfield Infrastructure completed the sale of its Australian container terminal operation for net proceeds of approximately $495 million to the partnership, recognizing a gain of approximately $365 million. Accumulated currency translation losses of $12 million were reclassified from accumulated other comprehensive income to the Consolidated Statement of Operating Results.
(8)During the third quarter of 2025, our European hyperscale data center platform sold its 90% interest in a subsidiary for net proceeds of approximately $1.7 billion ($310 million to the partnership) and retained a 10% interest as an investment in associate (see Note 5 - Disposition of Businesses, for further details).
(9)On October 1, 2025, Brookfield Infrastructure sold 34% of its interest in its U.K. port operation for net proceeds of approximately $380 million to the partnership (see Note 5 - Disposition of Businesses, for further details) and retained a 25% interest as an investment in associate.
(10)During the fourth quarter of 2025, Brookfield Infrastructure acquired a South Korean industrial gas business for consideration of approximately $500 million ($125 million to the partnership).
(11)On December 31, 2025 Brookfield Infrastructure funded capital into an escrow account to facilitate the acquisition of a North American railcar leasing platform through a joint venture with GATX Corporation (“GATX”), for proceeds of approximately $900 million ($230 million to the partnership). On January 1, 2026, the capital was released from escrow and Brookfield Infrastructure closed the acquisition.

Disclosure of interests in associates
The following tables present the gross assets and liabilities of Brookfield Infrastructure’s investments in associates and joint ventures:

		As at December 31, 2025
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	13-25%	$292	$3,608	$3,900	$288	$2,457	$2,745	$1,155	$860	$295
Transport	6-45%	5,769	23,245	29,014	1,265	14,953	16,218	12,796	9,447	3,349
Midstream(1)	33-50%	57	213	270	19	24	43	227	8	219
Data	6-21%	14,450	79,282	93,732	15,261	46,115	61,376	32,356	29,851	2,505
Corporate	25-40%	5	87	92	—	—	—	92	83	9
Total		$20,573	$106,435	$127,008	$16,833	$63,549	$80,382	$46,626	$40,249	$6,377

		As at December 31, 2024
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	11-15%	$4,060	$3,408	$7,468	$2,706	$2,246	$4,952	$2,516	$2,204	$312
Transport	6-49%	1,563	21,980	23,543	1,301	12,304	13,605	9,938	7,776	2,162
Midstream(2)	25%	195	6,257	6,452	259	4,080	4,339	2,113	1,406	707
Data	6-21%	4,131	58,265	62,396	4,911	31,552	36,463	25,933	23,607	2,326
Corporate	25-40%	4	647	651	—	—	—	651	486	165
Total		$9,953	$90,557	$100,510	$9,177	$50,182	$59,359	$41,151	$35,479	$5,672

.
(1)Representative of investment in associates within our U.S. refined products pipeline system
(2)The partnership’s share of total net assets include a shareholder loan of $250 million receivable from our U.S. gas pipeline.
The following tables present the gross amounts of revenue, net income, other comprehensive income from Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2025, 2024, and 2023:

	Year ended December 31, 2025
	Total				Net income (loss) attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income (loss)
Utilities	$525	$702	$96	$798	$96
Transport	13,711	4,481	470	4,951	505
Midstream	518	135	—	135	43
Data	3,805	377	2,230	2,607	42
Corporate	—	(269)	(804)	(1,073)	(59)
Total	$18,559	$5,426	$1,992	$7,418	$627

	Year ended December 31, 2024
	Total				Net income attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income (loss)
Utilities	$1,218	$155	$(285)	$(130)	$20
Transport	12,530	2,831	(964)	1,867	226
Midstream	902	198	66	264	62
Data	3,208	812	(1,327)	(515)	112
Corporate	—	68	752	820	19
Total	$17,858	$4,064	$(1,758)	$2,306	$439

	Year ended December 31, 2023
	Total				Net income (loss) attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income (loss)
Utilities	$2,002	$354	$(178)	$176	$6
Transport	15,210	4,248	312	4,560	233
Midstream	924	315	188	503	105
Data	3,320	749	785	1,534	218
Corporate	—	(316)	(245)	(561)	(103)
Total	$21,456	$5,350	$862	$6,212	$459
The following tables present the cash flow activities of Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2025, 2024, and 2023:

	Year ended December 31, 2025
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$133	$(1,382)	$1,182	$(67)	$(61)	$(6)
Transport	2,828	(5,326)	2,006	(492)	(441)	(51)
Midstream	130	(25)	(82)	23	23	—
Data	1,262	(2,729)	1,634	167	177	(10)
Corporate	(148)	54	71	(23)	(3)	(20)
Total	$4,205	$(9,408)	$4,811	$(392)	$(305)	$(87)

	Year ended December 31, 2024
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$489	$(363)	$(109)	$17	$13	$4
Transport	2,960	(1,020)	(1,917)	23	40	(17)
Midstream	435	(267)	(188)	(20)	(15)	(5)
Data	947	(2,473)	2,028	502	408	94
Corporate	(83)	92	(9)	—	—	—
Total	$4,748	$(4,031)	$(195)	$522	$446	$76

	Year ended December 31, 2023
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$752	$(855)	$47	$(56)	$(46)	$(10)
Transport	3,763	(1,306)	(2,426)	31	(33)	64
Midstream	475	(202)	(263)	10	5	5
Data	1,082	(1,647)	746	181	175	6
Corporate	(130)	44	86	—	—	—
Total	$5,942	$(3,966)	$(1,810)	$166	$101	$65

Disclosure of interests in joint ventures
The following tables present the gross assets and liabilities of Brookfield Infrastructure’s investments in associates and joint ventures:

		As at December 31, 2025
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	13-25%	$292	$3,608	$3,900	$288	$2,457	$2,745	$1,155	$860	$295
Transport	6-45%	5,769	23,245	29,014	1,265	14,953	16,218	12,796	9,447	3,349
Midstream(1)	33-50%	57	213	270	19	24	43	227	8	219
Data	6-21%	14,450	79,282	93,732	15,261	46,115	61,376	32,356	29,851	2,505
Corporate	25-40%	5	87	92	—	—	—	92	83	9
Total		$20,573	$106,435	$127,008	$16,833	$63,549	$80,382	$46,626	$40,249	$6,377

		As at December 31, 2024
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	11-15%	$4,060	$3,408	$7,468	$2,706	$2,246	$4,952	$2,516	$2,204	$312
Transport	6-49%	1,563	21,980	23,543	1,301	12,304	13,605	9,938	7,776	2,162
Midstream(2)	25%	195	6,257	6,452	259	4,080	4,339	2,113	1,406	707
Data	6-21%	4,131	58,265	62,396	4,911	31,552	36,463	25,933	23,607	2,326
Corporate	25-40%	4	647	651	—	—	—	651	486	165
Total		$9,953	$90,557	$100,510	$9,177	$50,182	$59,359	$41,151	$35,479	$5,672

.
(1)Representative of investment in associates within our U.S. refined products pipeline system
(2)The partnership’s share of total net assets include a shareholder loan of $250 million receivable from our U.S. gas pipeline.
The following tables present the gross amounts of revenue, net income, other comprehensive income from Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2025, 2024, and 2023:

	Year ended December 31, 2025
	Total				Net income (loss) attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income (loss)
Utilities	$525	$702	$96	$798	$96
Transport	13,711	4,481	470	4,951	505
Midstream	518	135	—	135	43
Data	3,805	377	2,230	2,607	42
Corporate	—	(269)	(804)	(1,073)	(59)
Total	$18,559	$5,426	$1,992	$7,418	$627

	Year ended December 31, 2024
	Total				Net income attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income (loss)
Utilities	$1,218	$155	$(285)	$(130)	$20
Transport	12,530	2,831	(964)	1,867	226
Midstream	902	198	66	264	62
Data	3,208	812	(1,327)	(515)	112
Corporate	—	68	752	820	19
Total	$17,858	$4,064	$(1,758)	$2,306	$439

	Year ended December 31, 2023
	Total				Net income (loss) attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income (loss)
Utilities	$2,002	$354	$(178)	$176	$6
Transport	15,210	4,248	312	4,560	233
Midstream	924	315	188	503	105
Data	3,320	749	785	1,534	218
Corporate	—	(316)	(245)	(561)	(103)
Total	$21,456	$5,350	$862	$6,212	$459
The following tables present the cash flow activities of Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2025, 2024, and 2023:

	Year ended December 31, 2025
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$133	$(1,382)	$1,182	$(67)	$(61)	$(6)
Transport	2,828	(5,326)	2,006	(492)	(441)	(51)
Midstream	130	(25)	(82)	23	23	—
Data	1,262	(2,729)	1,634	167	177	(10)
Corporate	(148)	54	71	(23)	(3)	(20)
Total	$4,205	$(9,408)	$4,811	$(392)	$(305)	$(87)

	Year ended December 31, 2024
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$489	$(363)	$(109)	$17	$13	$4
Transport	2,960	(1,020)	(1,917)	23	40	(17)
Midstream	435	(267)	(188)	(20)	(15)	(5)
Data	947	(2,473)	2,028	502	408	94
Corporate	(83)	92	(9)	—	—	—
Total	$4,748	$(4,031)	$(195)	$522	$446	$76

	Year ended December 31, 2023
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$752	$(855)	$47	$(56)	$(46)	$(10)
Transport	3,763	(1,306)	(2,426)	31	(33)	64
Midstream	475	(202)	(263)	10	5	5
Data	1,082	(1,647)	746	181	175	6
Corporate	(130)	44	86	—	—	—
Total	$5,942	$(3,966)	$(1,810)	$166	$101	$65